SHAREHOLDERS' EQUITY - Legal Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	$ (209)	$ (2,057)
Movement in reserves		0
Other comprehensive income (loss) for the year	29,060	(11,901)	$ 7,103
Reclassification of accumulated OCI upon acquisition of NCI	83
Other comprehensive income (loss), net of tax	29,060	(11,901)	7,103
Other reserves	0	0	0
Shares issued in cash		12,225
Legal reserves, ending balance	28,819	(209)	(2,057)
Other reserves
Disclosure of classes of share capital [line items]
Movement in reserves	0	1,555
Other comprehensive income (loss) for the year	28,977	(11,901)	7,103
Other comprehensive income (loss), net of tax	28,977	(11,901)	7,103
Other reserves	(32)	(31)	(423)
Shares issued in cash		12,225
Legal Reserve Currency translation reserve (CTA)
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	(12,510)	(342)
Movement in reserves	0	(187)
Other comprehensive income (loss) for the year	27,367	(11,980)
Reclassification of accumulated OCI upon acquisition of NCI	83
Other comprehensive income (loss), net of tax	27,367	(11,980)
Other reserves	0	(1)
Shares issued in cash		0
Legal reserves, ending balance	14,941	(12,510)	(342)
Legal Reserve Capitalized development cost
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	76	106
Movement in reserves	0	0
Other comprehensive income (loss) for the year	0	0
Reclassification of accumulated OCI upon acquisition of NCI	0
Other comprehensive income (loss), net of tax	0	0
Other reserves	(32)	(30)
Shares issued in cash		0
Legal reserves, ending balance	44	76	106
Legal Reserve participating interest
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	0	0
Movement in reserves	0	0
Other comprehensive income (loss) for the year	0	0
Reclassification of accumulated OCI upon acquisition of NCI	0
Other comprehensive income (loss), net of tax	0	0
Other reserves	0	0
Shares issued in cash		0
Legal reserves, ending balance	0	0	0
Legal Reserve Fair value revaluation
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	0	(1,821)
Movement in reserves	0	1,742
Other comprehensive income (loss) for the year	0	79
Reclassification of accumulated OCI upon acquisition of NCI	0
Other comprehensive income (loss), net of tax	0	79
Other reserves	0	0
Shares issued in cash		0
Legal reserves, ending balance	0	0	(1,821)
Reserve Convertible bond
Disclosure of classes of share capital [line items]
Legal reserves, beginning balance	12,225	0
Movement in reserves	0	0
Other comprehensive income (loss) for the year	1,610	0
Reclassification of accumulated OCI upon acquisition of NCI	0
Other comprehensive income (loss), net of tax	1,610	0
Other reserves	0	0
Shares issued in cash		12,225
Legal reserves, ending balance	$ 13,835	$ 12,225	$ 0